Eaton Vance

Floating-Rate Municipal Income Fund

June 30, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 97.7%

Security	Principal Amount (000’s omitted)	Value
Education — 10.7%
California Infrastructure and Economic Development Bank, (The Colburn School), 1.33%, (SIFMA + 1.20%), 6/1/22 (Put Date), 8/1/37(1)	$20,000	$20,060,000
Lehigh County General Purpose Authority, PA, (Muhlenberg College), 0.71%, (SIFMA + 0.58%), 11/1/24 (Put Date), 11/1/37(1)	3,835	3,788,482
Montana State University, 0.58%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(1)	1,755	1,732,747
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 0.541%, (70% of 1 mo. USD LIBOR + 0.42%), 4/1/22 (Put Date), 10/1/44(1)	6,750	6,683,850
Pennsylvania Higher Educational Facilities Authority, (Messiah College), 2.20% to 11/1/21 (Put Date), 11/1/31	1,725	1,741,715
University of Michigan, 0.40%, (SIFMA + 0.27%), 4/1/22 (Put Date), 4/1/33(1)	3,440	3,413,099
University of North Carolina at Chapel Hill, 0.466%, (67% of 1 mo. USD LIBOR + 0.35%), 12/1/21 (Put Date), 12/1/41(1)	5,000	4,959,900
University of Pittsburgh, 0.49%, (SIFMA + 0.36%), 2/15/24(1)	10,000	9,982,300

		$52,362,093

Electric Utilities — 5.4%
Long Island Power Authority, NY, Electric System Revenue, 0.871%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	$8,750	$8,714,825
Long Island Power Authority, NY, Electric System Revenue, Series 2014C, 0.871%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	5,050	5,029,699
Oklahoma Municipal Power Authority, 0.52%, (SIFMA + 0.39%), 1/1/23(1)	5,035	4,991,598
Seattle, WA, Municipal Light and Power Revenue, 0.62%, (SIFMA + 0.49%), 11/1/23 (Put Date), 11/1/46(1)	8,000	7,913,600

		$26,649,722

General Obligations — 12.8%
Bethlehem Area School District Authority, PA, 0.609%, (70% of 1 mo. USD LIBOR + 0.48%), 11/1/21 (Put Date), 7/1/31(1)	$2,000	$1,982,500
Bethlehem Area School District Authority, PA, 0.619%, (70% of 1 mo. USD LIBOR + 0.49%), 11/1/21 (Put Date), 1/1/30(1)	7,955	7,886,428
California, 0.828%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	3,450	3,450,172
Connecticut, 0.88%, (SIFMA + 0.75%), 3/1/21(1)	275	275,146
Connecticut, 0.98%, (SIFMA + 0.85%), 3/1/22(1)	700	700,917
Delaware Valley Regional Finance Authority, PA, 0.66%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(1)	9,100	9,008,636
Delaware Valley Regional Finance Authority, PA, 0.876%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	13,000	12,674,480
Illinois, 5.125%, 5/1/22	500	520,130
Katy Independent School District, TX, (PSF Guaranteed), 0.404%, (67% of 1 mo. USD LIBOR + 0.28%), 8/16/21 (Put Date), 8/15/36(1)	5,000	4,979,800
Manheim Township School District, PA, 0.587%, (68% of 1 mo. USD LIBOR + 0.47%), 11/1/21 (Put Date), 5/1/25(1)	3,400	3,378,512
Massachusetts, 1.01%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	11,400	11,337,072

Security	Principal Amount (000’s omitted)	Value
Mississippi, 0.446%, (67% of 1 mo. USD LIBOR + 0.33%), 9/1/20 (Put Date), 9/1/27(1)	$6,480	$6,478,121

		$62,671,914

Hospital — 25.2%
Arizona Health Facilities Authority, (Phoenix Children’s Hospital), 1.98%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(1)	$7,500	$7,644,900
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 0.73%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(1)	5,000	4,992,750
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 0.11%, 1/15/37(2)	1,500	1,500,000
Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	2,845	2,977,719
Geisinger Authority, PA, (Geisinger Health System Foundation), 1.193%, (67% of 1 mo. USD LIBOR + 1.07%), 6/1/24 (Put Date), 6/1/28(1)	2,000	1,991,560
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 0.70%, (SIFMA + 0.57%), 12/4/24 (Put Date), 12/1/49(1)	1,800	1,745,676
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 0.88%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(1)	7,500	7,462,800
Indiana Finance Authority, (Parkview Health), 0.68%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(1)	7,000	6,980,190
Iowa Finance Authority, (Iowa Health System), 0.71%, (SIFMA + 0.58%), 1/4/24 (Put Date), 2/15/35(1)(3)	11,210	11,143,525
Irving Hospital Authority, TX, (Baylor Scott & White Medical Center - Irving), 1.23%, (SIFMA + 1.10%), 10/15/23 (Put Date), 10/15/44(1)	1,750	1,707,755
Louisiana Public Facilities Authority, (Louisiana Children’s Medical Center), 0.78%, (SIFMA + 0.65%), 9/1/23 (Put Date), 9/1/57(1)	10,000	9,915,500
Michigan Finance Authority, (McLaren Health Care), 0.525%, (68% of 1 mo. USD LIBOR + 0.40%), 10/15/21 (Put Date), 10/15/30(1)	930	922,541
Michigan Finance Authority, (Trinity Health Credit Group), 0.61%, (SIFMA + 0.48%), 2/1/22 (Put Date), 3/1/51(1)	5,000	4,992,600
Michigan Finance Authority, (Trinity Health Credit Group), 0.664%, (67% of 1 mo. USD LIBOR + 0.54%), 12/1/20 (Put Date), 12/1/39(1)	5,100	5,096,430
Montana Facility Finance Authority, (Billings Clinic Obligated Group), 0.68%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(1)	3,885	3,875,793
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 0.85%, (SIFMA + 0.72%), 9/1/23 (Put Date), 9/1/51(1)	10,500	10,500,105
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 1.161%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	2,000	1,990,500
Ohio, (Cleveland Clinic Health System), 0.53%, (SIFMA + 0.40%), 6/1/23 (Put Date), 1/1/52(1)	18,440	18,323,090
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 0.73%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(1)	7,500	7,459,050
Washington Health Care Facilities Authority, (Catholic Health Initiatives), 1.13%, (SIFMA + 1.00%), 1/1/21 (Put Date), 1/1/35(1)	3,000	2,987,010
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 0.68%, (SIFMA + 0.55%), 7/26/23 (Put Date), 8/15/54(1)	1,000	998,030
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 0.78%, (SIFMA + 0.65%), 7/31/24 (Put Date), 8/15/54(1)	8,200	8,169,168

		$123,376,692

Housing — 9.0%
Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 0.471%, (70% of 1 mo. USD LIBOR + 0.35%), 6/1/21 (Put Date), 12/1/48(1)	$4,000	$4,000,160

Security	Principal Amount (000’s omitted)	Value
Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.68%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(1)	$3,955	$3,955,000
Massachusetts Housing Finance Agency, (Single Family Housing), 0.46%, (SIFMA + 0.33%), 12/1/21 (Put Date), 12/1/48(1)	3,775	3,768,054
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 0.56%, (SIFMA + 0.43%), 7/3/23 (Put Date), 1/1/45(1)	10,000	9,975,900
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 0.68%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(1)	10,000	10,010,400
Pennsylvania Housing Finance Agency, 0.699%, (70% of 1 mo. USD LIBOR + 0.57%), 10/1/23 (Put Date), 10/1/47(1)	2,440	2,390,907
Pennsylvania Housing Finance Agency, 0.729%, (70% of 1 mo. USD LIBOR + 0.60%), 6/1/23 (Put Date), 10/1/45(1)	5,000	4,914,350
Washington Housing Finance Commission, 0.68%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(1)	5,000	4,971,900

		$43,986,671

Industrial Development Revenue — 2.4%
Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 0.93%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(1)	$5,000	$5,005,300
National Finance Authority, NH, (Waste Management, Inc.), (AMT), 0.88%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(1)	6,750	6,749,865

		$11,755,165

Insured-General Obligations — 1.1%
Allegheny County, PA, (AGM), 1.01%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/26(1)	$5,230	$5,167,188

		$5,167,188

Insured-Lease Revenue/Certificates of Participation — 0.4%
Kentucky Asset/Liability Commission, (NPFG), 1.01%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	$2,000	$1,928,400

		$1,928,400

Insured-Transportation — 0.6%
Metropolitan Transportation Authority, NY, (AGM), 0.419%, (69% of 1 mo. USD LIBOR + 0.30%), 4/1/21 (Put Date), 11/1/32(1)	$1,500	$1,480,080
Metropolitan Transportation Authority, NY, (AGM), 0.799%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(1)	1,250	1,236,513

		$2,716,593

Lease Revenue/Certificates of Participation — 0.4%
New Jersey Economic Development Authority, (School Facilities Construction), 1.68%, (SIFMA + 1.55%), 9/1/27(1)	$2,000	$1,936,740

		$1,936,740

Other Revenue — 14.8%
Black Belt Energy Gas District, AL, 0.75%, (SIFMA + 0.62%), 12/1/23 (Put Date), 12/1/48(1)	$20,000	$20,000,000
California Infrastructure and Economic Development Bank, (California Academy of Sciences), 0.509%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(1)	10,000	9,934,800
California Infrastructure and Economic Development Bank, (Museum Associates), 0.776%, (70% of 1 mo. USD LIBOR + 0.65%), 2/1/21 (Put Date), 12/1/50(1)	3,000	2,994,060
Northern California Gas Authority No. 1, Gas Project Revenue, 1.68%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	3,665	3,534,416

Security	Principal Amount (000’s omitted)	Value
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.976%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	$17,500	$17,331,125
Southeast Alabama Gas Supply District, (Project No. 2), 0.966%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	5,000	4,885,200
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.18%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	12,000	12,039,480
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.224%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	2,000	1,999,540

		$72,718,621

Special Tax Revenue — 0.0%(4)
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	$35	$0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	60	59,728
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(5)	90	56,873

		$116,601

Transportation — 14.1%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.55%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(1)	$12,000	$11,936,160
E-470 Public Highway Authority, CO, 0.543%, (67% of 1 mo. USD LIBOR + 0.42%), 9/1/21 (Put Date), 9/1/39(1)	5,000	4,967,200
Metropolitan Transportation Authority, NY, 0.56%, (SIFMA + 0.43%), 2/1/25 (Put Date), 11/1/31(1)	20,000	18,251,600
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.33%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	9,000	8,999,280
New Jersey Turnpike Authority, 0.581%, (70% of 1 mo. USD LIBOR + 0.46%), 1/1/21 (Put Date), 1/1/28(1)	2,000	1,998,520
Pennsylvania Turnpike Commission, 0.73%, (SIFMA + 0.60%), 12/1/23(1)	1,000	980,350
Pennsylvania Turnpike Commission, 0.83%, (SIFMA + 0.70%), 12/1/23(1)	2,500	2,456,375
South Carolina Transportation Infrastructure Bank, 0.566%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(1)	7,995	7,896,102
Triborough Bridge and Tunnel Authority, NY, 0.56%, (67% of SOFR + 0.50%), 10/1/20 (Put Date), 11/15/38(1)	5,000	4,994,500
Triborough Bridge and Tunnel Authority, NY, 0.816%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(1)	6,605	6,581,618

		$69,061,705

Water and Sewer — 0.8%
North Penn Water Authority, PA, 0.29%, (SIFMA + 0.16%), 11/1/20(1)	$1,000	$998,820
North Penn Water Authority, PA, 0.49%, (SIFMA + 0.36%), 11/1/22(1)	1,450	1,438,458
North Penn Water Authority, PA, 0.69%, (SIFMA + 0.56%), 11/1/24(1)	1,690	1,671,511

		$4,108,789

Total Tax-Exempt Municipal Securities — 97.7% (identified cost $483,237,714)		$478,556,894

Other Assets, Less Liabilities — 2.3%		$11,343,763

Net Assets — 100.0%		$489,900,657

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2020, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Pennsylvania	18.9%
California	10.6%
Others, representing less than 10% individually	68.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2020, 2.1% of total investments are backed by bond insurance of various financial guaranty assurance agencies. The aggregate percentage insured by an individual financial guaranty assurance agency ranged from 0.4% to 1.6% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2020.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2020.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2020, the aggregate value of these securities is $11,143,525 or 2.3% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SOFR	-	Secured Overnight Financing Rate

SPA	-	Standby Bond Purchase Agreement

USD	-	United States Dollar

The Fund did not have any open derivative instruments at June 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$478,556,894	$—	$478,556,894
Total Investments	$—	$478,556,894	$—	$478,556,894

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.